Annual Fund Operating Expenses - Hartford Dividend and Growth HLS Fund	Apr. 30, 2021
IA
Operating Expenses:
Management fees	0.63%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.03%
Total annual fund operating expenses	0.66%
IB
Operating Expenses:
Management fees	0.63%	[1]
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual fund operating expenses	0.91%

[1]	“Management fees” have been restated to reflect current fees.